Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2021
Trade and other receivables [abstract]
Trade and other receivables [text block]
At 31 December
(in USD million) 2021 2020
Trade receivables from contracts with customers 13,266 5,729
Other current receivables 3,011 1,275
Joint venture receivables 491 340
Receivables from equity accounted associated companies

and other related parties
423 74
Total financial trade and other receivables 17,191 7,418
Non-financial trade and other receivables 736 814
Trade and other receivables 17,927 8,232